Note Payable to Fund Acquisition of Provisional Grow License	12 Months Ended
Dec. 31, 2017
Note Payable to Fund Acquisition of Provisional Grow License [Abstract]
Note Payable to Fund Acquisition of Provisional Grow License

Note 7 — Note Payable to Fund Acquisition of Provisional Grow License

In February 2017, an investor advanced the Company $350,000 to fund the acquisition of the Provisional Grow License discussed above in Note 5. The Company incurred $14,521 of debt issuance costs in association with the advance. The note, plus a $50,000 fee for consideration of the advance, was due within sixty days upon approval by the State of Nevada of the transfer of the Provisional Grow License to the Company. In December 2017, upon completion of the Reverse Merger discussed above in Note 3, the debt obligation, including the $50,000 fee, was assumed by Paris Balaouras, the Chief Executive Officer of the Company. The Company recorded $64,521 of interest expense, the $50,000 fee plus the $14,521 of debt issuance costs, during the year ended December 31, 2017.